INVESTMENT IN ASSOCIATED COMPANIES (Tables)	9 Months Ended
Sep. 30, 2012
Variable Interest Entity, Not Primary Beneficiary, Disclosures [Abstract]
Percentage participation using the equity method of accounting
At September 30, 2012, September 30, 2011 and December 31, 2011, the Company has the following participation in investments that are recorded using the equity method:

	September 30, 2012	September 30, 2011	December 31, 2011
SFL West Polaris Limited (“SFL West Polaris”)	100.00%	100.00%	100.00%
SFL Deepwater Ltd (“SFL Deepwater”)	100.00%	100.00%	100.00%
Bluelot Shipping Company Limited (“Bluelot”)	100.00%	100.00%	100.00%
SFL Corte Real Limited (“Corte Real”)	100.00%	100.00%	100.00%
Rig Finance II Limited (“Rig Finance II”)	—	—	—

Summarized financial statement information of equity method investees
Summarized balance sheet information of the Company’s equity method investees is as follows:

	As of September 30, 2012
(in thousands of $)	TOTAL	Bluelot	Corte Real	Rig Finance II	SFL West Polaris	SFL Deepwater
Current assets	210,648	3,431	3,385	—	61,559	142,273
Non-current assets	1,526,493	—	—	—	497,396	1,029,097
Total assets	1,737,141	3,431	3,385	—	558,955	1,171,370
Current liabilities	542,990	—	—	—	415,934	127,056
Non-current liabilities	974,244	—	—	—	72,001	902,243
Total Liabilities	1,517,234	—	—	—	487,935	1,029,299
Total stockholders’ equity	219,907	3,431	3,385	—	71,020	142,071

	As of December 31, 2011
(in thousands of $)	TOTAL	Bluelot	Corte Real	Rig Finance II	SFL West Polaris	SFL Deepwater
Current assets	225,958	1,751	1,690	—	86,641	135,876
Non-current assets	1,663,530	—	—	—	535,967	1,127,563
Total assets	1,889,488	1,751	1,690	—	622,608	1,263,439
Current liabilities	201,355	20	4	—	77,282	124,049
Non-current liabilities	1,518,295	—	—	—	494,224	1,024,071
Total Liabilities	1,719,650	20	4	—	571,506	1,148,120
Total stockholders’ equity	169,838	1,731	1,686	—	51,102	115,319
Summarized statement of operations information of the Company’s equity method investees is as follows:

	9 months ended September 30, 2012
(in thousands of $)	TOTAL	Bluelot	Corte Real	Rig Finance II	SFL West Polaris	SFL Deepwater
Operating revenues	113,301	14,621	14,678	—	31,229	52,773
Net operating revenues	87,323	1,699	1,698	—	31,167	52,759
Net income	33,328	1,699	1,698	—	8,359	21,572

	9 months ended September 30, 2011
(in thousands of $)	TOTAL	Bluelot	Corte Real	Rig Finance II	SFL West Polaris	SFL Deepwater
Operating revenues	116,496	9,750	9,378	3,550	35,606	58,212
Net operating revenues	99,628	1,157	1,112	3,545	35,604	58,210
Net income	39,317	1,157	1,112	2,815	9,805	24,428

	Year ended December 31, 2011
(in thousands of $)	TOTAL	Bluelot	Corte Real	Rig Finance II	SFL West Polaris	SFL Deepwater
Operating revenues	155,514	14,499	14,108	3,550	46,771	76,586
Net operating revenues	130,311	1,731	1,686	3,544	46,767	76,583
Net income	50,902	1,731	1,686	2,818	12,806	31,861